Accounting Estimates And Judgements (Details) - Schedule of selling price of inventory - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Accounting Estimates And Judgements (Details) - Schedule of selling price of inventory [Line Items]
Change in expected selling price estimate	2.00%
Change in inventory provision	£ 354	£ 882
Inventory provision [Member]
Accounting Estimates And Judgements (Details) - Schedule of selling price of inventory [Line Items]
Change in expected selling price estimate	(2.00%)
Change in inventory provision	£ (558)	£ (1,132)